Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred finance fees, current portion	$ 2,285	$ 2,518
Deferred finance fees, non-current portion	$ 5,034	$ 7,328
Common unitholders - units issued	35,612,580	35,490,000
Common unitholders - units outstanding	35,612,580	35,490,000
General Partner unitholders - units issued	35,526	35,526
General Partner unitholders - units outstanding	35,526	35,526
Series A Preferred Stock
Units authorized	3,450,000	3,450,000
Units issued	3,000,000	3,000,000
Units outstanding	3,000,000	3,000,000
Series B Preferred Stock
Units authorized	2,530,000	2,530,000
Units issued	2,200,000	2,200,000
Units outstanding	2,200,000	2,200,000